Property, Plant and Equipment - Summary of Impairment Charges (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment of property, plant & equipment	$ 2.0	$ 64.5	$ 9.1
North America Fiber Cement
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment of property, plant & equipment	2.0	44.0	3.0
Asia Pacific Fiber Cement
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment of property, plant & equipment	0.0	15.0	0.0
Europe Building Products
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment of property, plant & equipment	0.0	5.5	0.0
Other Businesses
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment of property, plant & equipment	$ 0.0	$ 0.0	$ 6.1